Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	92 Months Ended	107 Months Ended	113 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000078064
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Fund, Class F Shares
C000147400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Fund, Class Y Shares
C000018198
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Value Fund, Class F Shares
C000018197
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Value Fund, Class I Shares
C000147390
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Value Fund, Class Y Shares
C000018193
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Growth Fund, Class F Shares
C000018192
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Growth Fund, Class I Shares
C000147387
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Growth Fund, Class Y Shares
C000198269
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Index Fund, Class F Shares
C000018201
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed Large Cap Fund, Class F Shares
C000147392
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed Large Cap Fund, Class Y Shares
C000051280
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Fund, Class F Shares
C000051282
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Fund, Class I Shares
C000078067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Fund, Class F Shares
C000147401
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Fund, Class Y Shares
C000018195
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Value Fund, Class F Shares
C000018194
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Value Fund, Class I Shares
C000147388
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Value Fund, Class Y Shares
C000018191
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Growth Fund, Class F Shares
C000018190
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Growth Fund, Class I Shares
C000147386
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Growth Fund, Class Y Shares
C000018202
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed Small/Mid Cap Fund, Class F Shares
C000147393
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed Small/Mid Cap Fund, Class Y Shares
C000018199
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Fund, Class F Shares
C000030067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Fund, Class I Shares
C000147391
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid-Cap Fund, Class Y Shares
C000018203
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Managed Volatility Fund, Class F Shares
C000036885
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Managed Volatility Fund, Class I Shares
C000147394
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Managed Volatility Fund, Class Y Shares
C000030063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Managed Volatility Fund, Class F Shares
C000036887
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Managed Volatility Fund, Class I Shares
C000147396
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Managed Volatility Fund, Class Y Shares
C000047774
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed Managed Volatility Fund, Class F Shares
C000147398
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed Managed Volatility Fund, Class Y Shares
C000171910
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed International Managed Volatility Fund, Class F Shares
C000171911
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed International Managed Volatility Fund, Class Y Shares
C000018189
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Estate Fund, Class F Shares
C000036883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Estate Fund, Class I Shares
C000147385
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Estate Fund, Class Y Shares
C000018187
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Fixed Income Fund, Class F Shares
C000018186
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Fixed Income Fund, Class I Shares
C000147384
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Fixed Income Fund, Class Y Shares
C000018196
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Bond Fund, Class F Shares
C000036884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Bond Fund, Class I Shares
C000147389
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Bond Fund, Class Y Shares
C000167937
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Income Fund, Class F Shares
C000167938
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Income Fund, Class Y Shares
C000167939
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Free Conservative Income Fund, Class F Shares
C000167940
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Free Conservative Income Fund, Class Y Shares
C000036881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Return Fund, Class F Shares
C000147397
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Real Return Fund, Class Y Shares
C000158774
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic Asset Allocation Fund, Class F Shares
C000158775
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dynamic Asset Allocation Fund, Class Y Shares
C000085250
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Strategy Alternative Fund, Class F Shares
C000147402
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Strategy Alternative Fund, Class Y Shares
C000109624
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Accumulation Fund, Class F Shares
C000147403
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Accumulation Fund, Class Y Shares
C000109625
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Income Fund, Class F Shares
C000147404
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Income Fund, Class Y Shares
C000109626
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Inflation Managed Fund, Class F Shares
C000147405
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Inflation Managed Fund, Class Y Shares
C000109627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Capital Stability Fund, Class F Shares
C000147406
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Asset Capital Stability Fund, Class Y Shares
Without Sales Load [Member] | C000078064
Average Annual Return [Line Items]
Average Annual Return, Percent		16.18%	14.33%				12.43%
Without Sales Load [Member] | C000147400
Average Annual Return [Line Items]
Average Annual Return, Percent		16.45%	14.63%				12.71%
Without Sales Load [Member] | C000018198
Average Annual Return [Line Items]
Average Annual Return, Percent		11.78%	14.60%				9.85%
Without Sales Load [Member] | C000018197
Average Annual Return [Line Items]
Average Annual Return, Percent		11.55%	14.35%				9.61%
Without Sales Load [Member] | C000147390
Average Annual Return [Line Items]
Average Annual Return, Percent		12.10%	14.89%				10.13%
Without Sales Load [Member] | C000018193
Average Annual Return [Line Items]
Average Annual Return, Percent		23.47%	16.25%				16.65%
Without Sales Load [Member] | C000018192
Average Annual Return [Line Items]
Average Annual Return, Percent		23.19%	16.00%				16.39%
Without Sales Load [Member] | C000147387
Average Annual Return [Line Items]
Average Annual Return, Percent		23.78%	16.54%				16.94%
Without Sales Load [Member] | C000198269
Average Annual Return [Line Items]
Average Annual Return, Percent		17.35%	15.69%	13.24%
Without Sales Load [Member] | C000018201
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%	14.10%				12.24%
Without Sales Load [Member] | C000147392
Average Annual Return [Line Items]
Average Annual Return, Percent		13.06%	14.39%				12.53%
Without Sales Load [Member] | C000051280
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%	16.17%				14.97%
Without Sales Load [Member] | C000051282
Average Annual Return [Line Items]
Average Annual Return, Percent		16.79%	15.71%				14.56%
Without Sales Load [Member] | C000078067
Average Annual Return [Line Items]
Average Annual Return, Percent		8.47%	13.59%				8.86%
Without Sales Load [Member] | C000147401
Average Annual Return [Line Items]
Average Annual Return, Percent		8.78%	13.86%				9.13%
Without Sales Load [Member] | C000018195
Average Annual Return [Line Items]
Average Annual Return, Percent		8.12%	15.12%				7.78%
Without Sales Load [Member] | C000018194
Average Annual Return [Line Items]
Average Annual Return, Percent		7.87%	14.85%				7.53%
Without Sales Load [Member] | C000147388
Average Annual Return [Line Items]
Average Annual Return, Percent		8.40%	15.40%				8.04%
Without Sales Load [Member] | C000018191
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%	9.21%				8.64%
Without Sales Load [Member] | C000018190
Average Annual Return [Line Items]
Average Annual Return, Percent		6.09%	8.93%				8.37%
Without Sales Load [Member] | C000147386
Average Annual Return [Line Items]
Average Annual Return, Percent		6.61%	9.48%				8.91%
Without Sales Load [Member] | C000018202
Average Annual Return [Line Items]
Average Annual Return, Percent		6.98%	11.96%				8.37%
Without Sales Load [Member] | C000147393
Average Annual Return [Line Items]
Average Annual Return, Percent		7.20%	12.19%				8.61%
Without Sales Load [Member] | C000018199
Average Annual Return [Line Items]
Average Annual Return, Percent		9.05%	13.01%				10.18%
Without Sales Load [Member] | C000030067
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%	12.75%				9.94%
Without Sales Load [Member] | C000147391
Average Annual Return [Line Items]
Average Annual Return, Percent		9.32%	13.28%				10.46%
Without Sales Load [Member] | C000018203
Average Annual Return [Line Items]
Average Annual Return, Percent		8.57%	11.09%				9.30%
Without Sales Load [Member] | C000036885
Average Annual Return [Line Items]
Average Annual Return, Percent		8.31%	10.82%				9.02%
Without Sales Load [Member] | C000147394
Average Annual Return [Line Items]
Average Annual Return, Percent		8.84%	11.36%				9.57%
Without Sales Load [Member] | C000030063
Average Annual Return [Line Items]
Average Annual Return, Percent		10.01%	9.42%				7.89%
Without Sales Load [Member] | C000036887
Average Annual Return [Line Items]
Average Annual Return, Percent		9.75%	9.14%				7.63%
Without Sales Load [Member] | C000147396
Average Annual Return [Line Items]
Average Annual Return, Percent		10.26%	9.69%				8.16%
Without Sales Load [Member] | C000047774
Average Annual Return [Line Items]
Average Annual Return, Percent		7.12%	12.60%				10.50%
Without Sales Load [Member] | C000147398
Average Annual Return [Line Items]
Average Annual Return, Percent		7.39%	12.88%				10.77%
Without Sales Load [Member] | C000171910
Average Annual Return [Line Items]
Average Annual Return, Percent		16.12%	8.93%		6.01%
Without Sales Load [Member] | C000171911
Average Annual Return [Line Items]
Average Annual Return, Percent		16.44%	9.19%		6.27%
Without Sales Load [Member] | C000018189
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.04%)	9.51%				6.85%
Without Sales Load [Member] | C000036883
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.25%)	9.28%				6.62%
Without Sales Load [Member] | C000147385
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.73%)	9.81%				7.13%
Without Sales Load [Member] | C000018187
Average Annual Return [Line Items]
Average Annual Return, Percent		2.53%	(0.81%)				1.85%
Without Sales Load [Member] | C000018186
Average Annual Return [Line Items]
Average Annual Return, Percent		2.20%	(1.05%)				1.62%
Without Sales Load [Member] | C000147384
Average Annual Return [Line Items]
Average Annual Return, Percent		2.68%	(0.58%)				2.09%
Without Sales Load [Member] | C000018196
Average Annual Return [Line Items]
Average Annual Return, Percent		7.34%	6.56%				6.04%
Without Sales Load [Member] | C000036884
Average Annual Return [Line Items]
Average Annual Return, Percent		7.01%	6.35%				5.79%
Without Sales Load [Member] | C000147389
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%	6.83%				6.30%
Without Sales Load [Member] | C000167937
Average Annual Return [Line Items]
Average Annual Return, Percent		4.31%	2.99%			2.20%
Without Sales Load [Member] | C000167938
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	3.09%			2.30%
Without Sales Load [Member] | C000167939
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%	1.82%			1.35%
Without Sales Load [Member] | C000167940
Average Annual Return [Line Items]
Average Annual Return, Percent		2.69%	1.93%			1.45%
Without Sales Load [Member] | C000036881
Average Annual Return [Line Items]
Average Annual Return, Percent		5.19%	3.10%				2.61%
Without Sales Load [Member] | C000147397
Average Annual Return [Line Items]
Average Annual Return, Percent		5.37%	3.22%				2.72%
Without Sales Load [Member] | C000158774
Average Annual Return [Line Items]
Average Annual Return, Percent		20.42%	16.41%				14.16%
Without Sales Load [Member] | C000158775
Average Annual Return [Line Items]
Average Annual Return, Percent		20.68%	16.68%				14.43%
Without Sales Load [Member] | C000085250
Average Annual Return [Line Items]
Average Annual Return, Percent		7.66%	4.85%				3.90%
Without Sales Load [Member] | C000147402
Average Annual Return [Line Items]
Average Annual Return, Percent		7.86%	5.13%				4.17%
Without Sales Load [Member] | C000109624
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	2.39%				4.34%
Without Sales Load [Member] | C000147403
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%	2.61%				4.57%
Without Sales Load [Member] | C000109625
Average Annual Return [Line Items]
Average Annual Return, Percent		6.76%	4.32%				4.74%
Without Sales Load [Member] | C000147404
Average Annual Return [Line Items]
Average Annual Return, Percent		6.77%	4.40%				4.83%
Without Sales Load [Member] | C000109626
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%	6.28%				2.67%
Without Sales Load [Member] | C000147405
Average Annual Return [Line Items]
Average Annual Return, Percent		4.58%	6.54%				2.92%
Without Sales Load [Member] | C000109627
Average Annual Return [Line Items]
Average Annual Return, Percent		4.18%	3.40%				2.84%
Without Sales Load [Member] | C000147406
Average Annual Return [Line Items]
Average Annual Return, Percent		4.19%	3.50%				2.94%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	13.78%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30],[31]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%				8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32],[33]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%				8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[34],[35]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%				8.23%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[36]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[37]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[38],[39]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%		8.41%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[40],[41]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%		8.41%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[42]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[43]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[44]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[45]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[46]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[47]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[48]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[49]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[50]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[51]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)			1.69%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[52]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)			1.69%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[53]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)			1.69%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[54]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)			1.69%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[55]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[56]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[57]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[58]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%				15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[59]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[60]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[61],[62]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%				8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[63],[64]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%				8.23%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[65]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[66]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[67]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[68]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[69]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[70]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.88%	(0.45%)				1.84%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		17.75%	15.99%				15.04%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		17.75%	15.99%				15.04%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index (USD)
Average Annual Return, Percent		9.44%	13.88%				10.72%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index (USD)
Average Annual Return, Percent		9.44%	13.88%				10.72%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index (USD)
Average Annual Return, Percent		9.44%	13.88%				10.72%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%	17.58%				18.83%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%	17.58%				18.83%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.53%	17.58%				18.83%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		17.75%	15.99%	13.55%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		17.75%	15.99%				15.04%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		17.75%	15.99%				15.04%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		10.76%	11.56%				9.77%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		10.76%	11.56%				9.77%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index (USD)
Average Annual Return, Percent		7.88%	14.59%				9.23%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index (USD)
Average Annual Return, Percent		7.88%	14.59%				9.23%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index (USD)
Average Annual Return, Percent		7.88%	14.59%				9.23%
Russell 2000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	Russell 2000 Growth Index (USD) (TR)
Average Annual Return, Percent		13.56%	8.41%				9.91%
Russell 2000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]	Russell 2000 Growth Index (USD) (TR)
Average Annual Return, Percent		13.56%	8.41%				9.91%
Russell 2000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	Russell 2000 Growth Index (USD) (TR)
Average Annual Return, Percent		13.56%	8.41%				9.91%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent		10.16%	12.09%				10.52%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent		10.16%	12.09%				10.52%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index (USD)
Average Annual Return, Percent		11.11%	12.66%				11.39%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index (USD)
Average Annual Return, Percent		11.11%	12.66%				11.39%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index (USD)
Average Annual Return, Percent		11.11%	12.66%				11.39%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%				14.71%
MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[71]	MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return, Percent		5.42%	9.57%				10.65%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%				14.71%
MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[72]	MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return, Percent		5.42%	9.57%				10.65%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%				14.71%
MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[73]	MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return, Percent		5.42%	9.57%				10.65%
MSCI World Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]	MSCI World Index (USD) (NR)
Average Annual Return, Percent		17.25%	14.41%				12.43%
MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]	MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return, Percent		6.79%	7.58%				8.44%
MSCI World Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33]	MSCI World Index (USD) (NR)
Average Annual Return, Percent		17.25%	14.41%				12.43%
MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33]	MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return, Percent		6.79%	7.58%				8.44%
MSCI World Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[35]	MSCI World Index (USD) (NR)
Average Annual Return, Percent		17.25%	14.41%				12.43%
MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[35]	MSCI World Minimum Volatility Index (USD) (NR)
Average Annual Return, Percent		6.79%	7.58%				8.44%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[36]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%				14.71%
MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[74]	MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return, Percent		5.42%	9.57%				10.65%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[37]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%				14.71%
MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[75]	MSCI USA Minimum Volatility (USD) (NR)
Average Annual Return, Percent		5.42%	9.57%				10.65%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[39],[76]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		14.99%	11.15%		8.71%
MSCI EAFE Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[39],[76]	MSCI EAFE Minimum Volatility (USD) (NR)
Average Annual Return, Percent		13.70%	7.19%		6.22%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[41],[77]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		14.99%	11.15%		8.71%
MSCI EAFE Minimum Volatility (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[41],[77]	MSCI EAFE Minimum Volatility (USD) (NR)
Average Annual Return, Percent		13.70%	7.19%		6.22%
Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return, Percent		0.21%	9.66%				6.73%
Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return, Percent		0.21%	9.66%				6.73%
Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return, Percent		0.21%	9.66%				6.73%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent		7.23%	5.53%				6.06%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent		7.23%	5.53%				6.06%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent		7.23%	5.53%				6.06%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.38%	2.98%			2.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.38%	2.98%			2.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.38%	2.98%			2.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.38%	2.98%			2.19%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent		5.68%	3.56%				3.08%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent		5.68%	3.56%				3.08%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.38%	2.98%				2.08%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent		4.38%	2.98%				2.08%
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[62]	60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return, Percent		11.60%	9.44%				8.99%
MSCI World Index (Hedged) (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[62]	MSCI World Index (Hedged) (USD) (NR)
Average Annual Return, Percent		17.42%	15.59%				13.28%
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[64]	60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return, Percent		11.60%	9.44%				8.99%
MSCI World Index (Hedged) (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[64]	MSCI World Index (Hedged) (USD) (NR)
Average Annual Return, Percent		17.42%	15.59%				13.28%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[78],[79]	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Average Annual Return, Percent		6.74%	4.25%				5.50%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[80],[81]	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)
Average Annual Return, Percent		6.74%	4.25%				5.50%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return, Percent		7.59%	6.58%				4.64%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return, Percent		7.59%	6.58%				4.64%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return, Percent		4.80%	2.52%				2.62%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return, Percent		4.80%	2.52%				2.62%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[27]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[28]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	ACWI – All Country World Index
[31]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[32]	ACWI – All Country World Index
[33]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[34]	ACWI – All Country World Index
[35]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[36]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[37]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[38]	ACWI – All Country World Index
[39]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[40]	ACWI – All Country World Index
[41]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[42]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[43]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[44]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[45]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[46]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[47]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[48]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[49]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[50]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[51]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[52]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[53]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[54]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[55]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[56]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[57]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[58]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[59]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[60]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[61]	ACWI – All Country World Index
[62]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[63]	ACWI – All Country World Index
[64]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[65]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[66]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[67]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[68]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[69]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[70]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[71]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[72]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[73]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[74]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[75]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[76]	EAFE – Europe, Australasia, and the Far East
[77]	EAFE – Europe, Australasia, and the Far East
[78]	ACWI – All Country World Index
[79]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[80]	ACWI – All Country World Index
[81]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).